Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income [Line Items]
Other operating income	£ 196	£ 188	£ 163
Master Settlement Agreement | RJRT
Other Operating Income [Line Items]
Amount received from escrow funds paid under settlement	40
BRAZIL
Other Operating Income [Line Items]
Adjustment to other taxes levied on tobacco and tobacco related products	5	£ 58	£ 86
Increase (decrease) in contingent consideration asset (liability)	130
Social contribution claims sold to financial institutions	£ 45